LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Supplement dated October 15, 2013 to the

Prospectus dated April 1, 2013

This supplement supersedes the April 29, 2013 prospectus supplement pertaining to Convertible Fund.

The following subsections replace the Funds’ respective subsections under “Management – Portfolio Managers” on pages 51, 69, and 78 of the prospectus:

Convertible Fund:

Portfolio Manager/Title	Member of the Investment Management Team Since
Alan R. Kurtz, Portfolio Manager	2003
Robert A. Lee, Partner and Director	2013
Christopher J. Towle, Partner and Director	2003

Floating Rate Fund:

Portfolio Manager/Title	Member of the Investment Management Team Since
Jeffrey D. Lapin, Portfolio Manager	2012
Robert A. Lee, Partner and Director	2013
Christopher J. Towle, Partner and Director	2007

High Yield Fund:

Portfolio Manager/Title	Member of the Investment Management Team Since
Steven F. Rocco, Partner and Portfolio Manager	2010
Robert A. Lee, Partner and Director	2013
Christopher J. Towle, Partner and Director	1998

The following paragraphs replace the Funds’ respective paragraphs under “Management and Organization of the Funds – Portfolio Managers” on pages 217 and 218 of the prospectus:

Convertible Fund. Alan R. Kurtz, Portfolio Manager, heads the team and is primarily responsible for the day-to-day management of the Fund. Mr. Kurtz joined Lord Abbett in 2000 and has been a member of the Fund’s team since 2003. Robert A. Lee, Partner and Director of Taxable Fixed Income, is a senior member of the team. Mr. Lee joined Lord Abbett in 1997 and has been a member of the team since 2013. Christopher J. Towle, Partner and Director, is a member of the team. Mr. Towle joined Lord Abbett in 1987 and has been a member of the team since the Fund’s 2003 inception.

Floating Rate Fund. Jeffrey D. Lapin, Portfolio Manager, heads the team and is primarily responsible for the day-to-day management of the Fund. Mr. Lapin joined Lord Abbett in and has been a member of the team since 2012. Prior to that date, Mr. Lapin was a Managing Director at Post Advisory Group, an asset management firm specializing in high yield securities. Robert A. Lee, Partner and Director of Taxable Fixed Income, is a senior member of the team. Mr. Lee joined Lord Abbett in 1997 and has been a member of the team since 2013. Christopher J. Towle, Partner and Director, is a member of the team. Mr. Towle joined Lord Abbett in 1987 and has been a member of the team since 2007.

High Yield Fund. Steven F. Rocco, Partner and Portfolio Manager, heads the team and is primarily responsible for the day-to-day management of the Fund. Mr. Rocco joined Lord Abbett in 2004 and has been a member of the team since 2010. Robert A. Lee, Partner and Director of Taxable Fixed Income, is a senior member of the team. Mr. Lee joined Lord Abbett in 1997 and has been a member of the team since 2013. Christopher J. Towle, Partner and Director, is a member of the team. Mr. Towle joined Lord Abbett in 1987 and has been a member of the team since 1998.

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